SHORT TERM BORROWINGS (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	May 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)
Short term borrowings
Amount matured			$ 4,001	$ 709
East West Bank
Short term borrowings
Maximum borrowing								$ 10,000
Amount outstanding					$ 3,000
China CITIC Bank Corporation Limited
Short term borrowings
Maximum borrowing											$ 1,500	¥ 10.0
Amount outstanding									$ 800	¥ 5.4
Interest rate (in %)	3.72%	3.72%							3.35%	3.35%
Amount matured	$ 700	¥ 4.6
China CITIC Bank Corporation Limited | CASI China
Short term borrowings
Maximum borrowing						$ 3,000	¥ 20.0
Amount outstanding						$ 1,000	¥ 6.7
Interest rate (in %)						3.98%	3.98%